SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Federal Deposit Insurance Corporation insures account balances	$ 250,000	$ 250,000